Organization and Principal Activities (Details)												12 Months Ended
		Feb. 08, 2026	Dec. 30, 2025 HKD ($) shares	Aug. 15, 2025 SGD ($) shares	Aug. 11, 2025 shares	Jun. 16, 2025 USD ($) shares	May 27, 2025 shares	Apr. 25, 2025 shares	Sep. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Dec. 07, 2022 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Nov. 19, 2025 $ / shares	Aug. 25, 2025 shares	May 07, 2025	Mar. 12, 2025	Mar. 31, 2023 $ / shares shares
Organization and Principal Activities [Line Items]
Payment for IPO costs | $														$ 409,000
Gross proceeds (in Dollars) | $														$ 7,065,000
Capital stock consideration (in Dollars) | $			$ 366,000
Percentage of shares issued			100.00%
Maximum [Member]
Organization and Principal Activities [Line Items]
Percentage of firewood entity		95.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Percentage of firewood entity		5.00%
IPO [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued (in Shares)									2,000,000	2,000,000
Per share (in Dollars per share) | $ / shares										$ 0.0001
Offering price (in Dollars per share) | $ / shares									$ 4	$ 4
Payment for IPO costs | $										$ 7,065,000
Gross proceeds (in Dollars) | $									$ 8,000,000	$ 8,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0001
Mr. Ling Ngai Lok [Member]
Organization and Principal Activities [Line Items]
Purchase price per share (in Dollars per share) | $ / shares															$ 1
Mr. Ling Ngai Lok [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Subsidiary company issued and outstanding shares								10,000
Shareholders Member [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 1
Shareholders Member [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Purchase ordinary share											488,000,000
Ordinary shares, shares issued (in Shares)											10,000
Ordinary shares, value | $											$ 10,000
Ordinary shares, par value (in Dollars per share) | $ / shares																			$ 0.0001
Surrendered shares | $ / shares											$ 0.0001
Ordinary shares, shares outstanding (in Shares)																			12,000,000
Ordinary shares, shares authorized (in Shares)																			1,000,000,000
Ordinary shares issued and outstanding											12,000,000
Shareholders Member [Member] | Common Stock [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued and outstanding											500,000,000
Board of Directors Chairman [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued (in Shares)											1,000,000,000
Ordinary shares, value | $											$ 100,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Subsidiary company's purchase price per share (in Dollars) | $						$ 7,500,000
Purchase ordinary share				190,000
Percentage of issued and paid-up share capital				19.00%
Cayman Islands [Member] | Mr.Ling Ngai Lok and Mr.Haokang Zhu [Member]
Organization and Principal Activities [Line Items]
Subsidiary company holding shares																32,000
Ordinary shares, shares outstanding (in Shares)																50,000
Singapore [Member]
Organization and Principal Activities [Line Items]
Cash consideration | $				$ 161,500
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Subsidiary company issued and outstanding shares							1,272,728
Ordinary shares, shares issued (in Shares)	[1]											157,582,228	8,440,000
Ordinary shares, value | $	[1]											$ 16,000	$ 1,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]											$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in Shares)	[1]											157,582,228	8,440,000
Ordinary shares, shares authorized (in Shares)	[1]											950,000,000	950,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Subsidiary company issued and outstanding shares												41,612,302	500,000	2,000,000
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Aggregate shares					106,779,926	7,500,000
Shares received by each person						3,750,000
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued (in Shares)	[1]											31,371,599	8,040,000
Ordinary shares, value | $	[1]											$ 3,000	$ 1,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]											$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in Shares)	[1]											31,371,599	8,040,000
Ordinary shares, shares authorized (in Shares)	[1]											50,000,000	50,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Subsidiary company issued and outstanding shares												0
Class B Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Aggregate shares					23,331,599
Solomon Global Asset Management Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests																	100.00%	100.00%
Solowin Investment Limited [Member] | Mr. Ling Ngai Lok [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests								40.00%
Subsidiary company holding shares								4,000
Subsidiary company issued and outstanding shares								10,000
Tiger Coin (Hong Kong) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests						48.00%
Subsidiary company's purchase price per share (in Dollars) | $						$ 7,500,000
Tiger Coin (Hong Kong) Limited [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests						48.00%
Tiger Coin (Hong Kong) Limited [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued (in Shares)						7,500,000
AlloyX Limited [Member] | Securities Purchase Agreements [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests					100.00%
AlloyX Limited [Member] | Sale and Purchase Agreement [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares authorized (in Shares)			10,000
AX Coin Limited [Member] | Cayman Islands [Member] | Mr.Ling Ngai Lok and Mr.Haokang Zhu [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests																64.00%
Ms. Yao [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests												33.00%
Mr. Lok [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests												34.00%
Mr. Lok [Member] | Mr. Ling Ngai Lok [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests												34.00%
Mr. Zhang [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests												33.00%
Ms. Xue Yao [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests												33.00%
Mr. Xiaohang Zhang [Member]
Organization and Principal Activities [Line Items]
Percentage of membership interests												33.00%

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 16)